Derivatives and Hedging Activities - Impact of Client Swap Program that are Not Designated in Accounting Hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Client swap program hedges
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	$ 0	$ 0
Other noninterest income | Pay fixed/receive floating swap
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	(27,820)	(33,112)
Other noninterest income | Receive fixed/pay floating swap
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	$ 27,820	$ 33,112